Dechert LLP
One International Place,40th Floor 100 Oliver Street
Boston, MA 02110-2605
+1 617 728 7100 Main
+1 617 426 6567 Fax
Claire Hinshaw
Claire.Hinshaw@dechert.com
+1 617 728 7189 Direct

January 2, 2026

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs ETF Trust (the “Registrant”)

File Nos. 333-200933 and 811-23013

Post-Effective Amendment No. 712 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectus and Statement of Additional Information for Goldman Sachs U.S. Large Cap Buffer 1 ETF, Goldman Sachs U.S. Large Cap Buffer 2 ETF, and Goldman Sachs U.S. Large Cap Buffer 3 ETF, each a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on December 29, 2025.

No fee is required in connection with this filing. Please direct any questions to the undersigned at 617-728-7189.

Sincerely,

/s/ Claire Hinshaw

Claire Hinshaw